Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Accounts receivable, allowances for returns and doubtful net	$ 123,109	$ 118,653
Other assets long-term, accumulated amortization	$ 290,951
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	28,343,007	28,027,012
Common stock, shares outstanding	28,343,007	28,027,012